Income Taxes - Schedule of Income Taxes Paid (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Taxes Paid [Line Items]
Total cash paid for income taxes, net of refunds
Federal [Member]
Schedule of Income Taxes Paid [Line Items]
Total cash paid for income taxes, net of refunds
State [Member]
Schedule of Income Taxes Paid [Line Items]
Total cash paid for income taxes, net of refunds